Financial information by segment	9 Months Ended
Sep. 30, 2018
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment

Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating segments are based on the following geographies where the contracted concessional assets are located:

•	North America

•	South America

•	EMEA

Based on the type of business, as of September 30, 2018, the Company had the following business sectors:

Renewable energy: Renewable energy assets include two solar plants in the United States, Solana and Mojave, each with a gross capacity of 280 MW and located in Arizona and California, respectively. The Company owns eight solar platforms in Spain: Solacor 1 and 2 with a gross capacity of 100 MW, PS10 and PS20 with a gross capacity of 31 MW, Solaben 2 and 3 with a gross capacity of 100 MW, Helioenergy 1 and 2 with a gross capacity of 100 MW, Helios 1 and 2 with a gross capacity of 100 MW, Solnova 1, 3 and 4 with a gross capacity of 150 MW, Solaben 1 and 6 with a gross capacity of 100 MW and Seville PV with a gross capacity of 1 MW. The Company also owns a solar plant in South Africa, Kaxu with a gross capacity of 100 MW. Additionally, the Company owns two wind farms in Uruguay, Palmatir and Cadonal, with a gross capacity of 50 MW each, and a hydroelectric power plant in Peru with a gross capacity of 4 MW.

Efficient natural gas: The Company´s sole efficient natural gas asset is ACT, a 300 MW cogeneration plant in Mexico, which is party to a 20-year take-or-pay contract with Pemex for the sale of electric power and steam.

Electric transmission lines: Electric transmission assets include (i) three lines in Peru, ATN, ATS and ATN2, spanning a total of 1,012 miles; and (ii) three lines in Chile, Quadra 1, Quadra 2 and Palmucho, spanning a total of 87 miles.

Water: Water assets include a minority interest in two desalination plants in Algeria, Honaine and Skikda with an aggregate capacity of 10.5 M ft3 per day.

Atlantica Yield’s Chief Operating Decision Maker (CODM) assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenues as a measure of the business activity and the Further Adjusted EBITDA as a measure of the performance of each segment. Further Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests from continued operations, income tax, share of profit/(loss) of associates carried under the equity method, finance expense net, depreciation, amortization and impairment charges of entities included in these consolidated financial statements, and compensation received from Abengoa in lieu of ACBH dividends (for the period up to the first quarter of 2017 only).

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenues and Further Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the nine-month periods ended September 30, 2018 and September 30, 2017, Atlantica had four customers with revenues representing more than 10% of the total revenues, three in the renewable energy and one in the efficient natural gas business sectors.

a)	The following tables show Revenues and Further Adjusted EBITDA by operating segments and business sectors for the nine-month periods ended September 30, 2018 and 2017:

	Revenue		Further Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Geography	2018	2017	2018	2017
North America	294,625	270,037	272,157	243,289
South America	91,807	90,005	76,234	84,174
EMEA	450,493	415,137	359,970	296,464
Total	836,925	775,179	708,361	623,927

	Revenue		Further Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Business sector	2018	2017	2018	2017
Renewable energy	652,135	594,476	565,915	462,607
Efficient natural gas	95,355	89,653	71,724	79,969
Electric transmission lines	71,920	71,064	60,447	68,649
Water	17,515	19,986	10,275	12,702
Total	836,925	775,179	708,361	623,927

The reconciliation of segment Further Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the nine-month period ended September 30, ($ in thousands)
	2018	2017
Profit/(Loss) attributable to the Company	$120,512	42,582
(Loss)/Profit attributable to non-controlling interests	9,828	2,470
Income tax	59,068	25,330
Share of (profits)/losses of associates	(4,690)	(3,700)
Dividend from exchangeable preferred equity investment in ACBH (see Note 19)	-	10,383
Financial expense, net	279,844	310,431
Depreciation, amortization, and impairment charges	243,799	236,431

Total segment Further Adjusted EBITDA	$708,361	623,927

b)	The assets and liabilities by operating segments (and business sector) as of September 30, 2018 and December 31, 2017 are as follows:

Assets and liabilities by geography as of September 30, 2018:

	North America	South America	EMEA	Balance as of September 30, 2018
Assets allocated
Contracted concessional assets	3,555,079	1,081,123	3,970,741	8,606,943
Investments carried under the equity method	-	-	54,776	54,776
Current financial investments	133,526	73,301	29,370	236,197
Cash and cash equivalents (project companies)	226,938	39,225	343,390	609,553
Subtotal allocated	3,915,543	1,193,649	4,398,277	9,507,469
Unallocated assets
Other non-current assets				213,053
Other current assets (including cash and cash equivalents at holding company level)				452,009
Subtotal unallocated				665,062
Total assets				10,172,531

	North America	South America	EMEA	Balance as of September 30, 2018
Liabilities allocated
Long-term and short-term project debt	1,773,589	834,164	2,606,922	5,214,675
Grants and other liabilities	1,556,388	5,113	91,950	1,653,451
Subtotal allocated	3,329,977	839,277	2,698,872	6,868,126
Unallocated liabilities
Long-term and short-term corporate debt				641,785
Other non-current liabilities				597,097
Other current liabilities				172,292
Subtotal unallocated				1,411,174
Total liabilities				8,279,300
Equity unallocated				1,893,231
Total liabilities and equity unallocated				3,304,405
Total liabilities and equity				10,172,531

Assets and liabilities by geography as of December 31, 2017:

	North America	South America	EMEA	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	3,770,169	1,100,778	4,213,323	9,084,270
Investments carried under the equity method	-	-	55,784	55,784
Current financial investments	116,451	59,831	31,263	207,545
Cash and cash equivalents (project companies)	149,236	42,548	329,078	520,862
Subtotal allocated	4,035,856	1,203,157	4,629,448	9,868,461
Unallocated assets
Other non-current assets				210,378
Other current assets (including cash and cash equivalents at holding company level)				413,500
Subtotal unallocated				623,878
Total assets				10,492,339

	North America	South America	EMEA	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	1,821,102	876,063	2,778,043	5,475,208
Grants and other liabilities	1,593,048	810	42,202	1,636,060
Subtotal allocated	3,414,150	876,873	2,820,245	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt				643,083
Other non-current liabilities				657,345
Other current liabilities				185,190
Subtotal unallocated				1,485,618
Total liabilities				8,596,886
Equity unallocated				1,895,453
Total liabilities and equity unallocated				3,381,071
Total liabilities and equity				10,492,339

Assets and liabilities by business sector as of September 30, 2018;

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of September 30, 2018
Assets allocated
Contracted concessional assets	7,058,009	591,666	869,682	87,586	8,606,943
Investments carried under the equity method	11,936	-	-	42,840	54,776
Current financial investments	15,616	133,505	72,398	14,678	236,197
Cash and cash equivalents (project companies)	569,075	16,742	13,743	9,993	609,553
Subtotal allocated	7,654,636	741,913	955,823	155,097	9,507,469
Unallocated assets
Other non-current assets					213,053
Other current assets (including cash and cash equivalents at holding company level)					452,009
Subtotal unallocated					665,062
Total assets					10,172,531

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of September 30, 2018
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,977,074	547,045	659,808	30,748	5,214,675
Grants and other liabilities	1,650,795	835	1,030	791	1,653,451
Subtotal allocated	5,627,869	547,880	660,838	31,539	6,868,126
Unallocated liabilities
Long-term and short-term corporate debt					641,785
Other non-current liabilities					597,097
Other current liabilities					172,292
Subtotal unallocated					1,411,174
Total liabilities					8,279,300
Equity unallocated					1,893,231
Total liabilities and equity unallocated					3,304,405
Total liabilities and equity					10,172,531

Assets and liabilities by business sector as of December 31, 2017;

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Assets allocated
Contracted concessional assets	7,436,362	660,387	897,269	90,252	9,084,270
Investments carried under the equity method	12,419	-	-	43,365	55,784
Current financial investments	17,249	116,430	59,289	14,577	207,545
Cash and cash equivalents (project companies)	452,792	39,064	15,325	13,681	520,862
Subtotal allocated	7,918,822	815,881	971,883	161,875	9,868,461
Unallocated assets
Other non-current assets					210,378
Other current assets (including cash and cash equivalents at holding company level)					413,500
Subtotal unallocated					623,878
Total assets					10,492,339

	Renewable energy	Efficient natural gas	Electric transmission lines	Water	Balance as of December 31, 2017
Liabilities allocated
Long-term and short-term project debt	4,162,596	579,173	698,346	35,093	5,475,208
Grants and other liabilities	1,635,508	552	-	-	1,636,060
Subtotal allocated	5,798,104	579,725	698,346	35,093	7,111,268
Unallocated liabilities
Long-term and short-term corporate debt					643,083
Other non-current liabilities					657,345
Other current liabilities					185,190
Subtotal unallocated					1,485,618
Total liabilities					8,596,886
Equity unallocated					1,895,453
Total liabilities and equity unallocated					3,381,071
Total liabilities and equity					10,492,339

c)	The amount of depreciation, amortization and impairment charges recognized for the nine-month periods ended September 30, 2018 and 2017 are as follows:

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by geography	2018	2017
	($ in thousands)
North America	(95,713)	(97,076)
South America	(30,806)	(30,558)
EMEA	(117,280)	(108,797)
Total	(243,799)	(236,431)

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by business sector	2018	2017
	($ in thousands)
Renewable energy	(213,296)	(215,059)
Electric transmission lines	(21,070)	(21,372)
Efficient natural gas	(9,433)	-
Total	(243,799)	(236,431)